Cash and bank balances	12 Months Ended
Dec. 31, 2019
Cash and bank balances
Cash and bank balances

18          Cash and bank balances

	2018	2019
	RMB’000	RMB’000
Cash and cash equivalents
Cash at banks	100,644	143,231
Time deposit	—	11,215
Cash on hand	1,242	44
Total	101,886	154,490

The analysis of bank and cash balances for the purpose of the consolidated statement of cash flows is as follows:

	2018	2019
	RMB’000	RMB’000
Cash and cash equivalents	102,547	154,490
Less: Assets held-for-sale (Note 19)	(661)	—
Total	101,886	154,490

The carrying amounts of the Group’s cash and cash equivalents are denominated in the following currencies:

	2018	2019
	RMB’000	RMB’000
RMB	91,030	69,268
US dollars	7,611	82,930
Hong Kong dollars	1,476	1,021
Singapore dollars	1,769	1,271
	101,886	154,490

Cash at banks earns interest at floating rates based on daily bank deposit rates. The Group’s balances of cash at bank which are denominated in RMB are deposited with banks in the PRC. The conversion of these RMB‑denominated balances into foreign currencies and the remittance of funds out of the Mainland China are subject to the rules and regulations of foreign exchange control promulgated by the Government of the PRC.